DISPOSAL GROUPS HELD FOR SALE (Details) - USD ($)		12 Months Ended
	Jan. 06, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2016
ASSETS
Cash		$ 0	$ 7,553,701	$ 7,775,528	$ 5,363,552
TOTAL ASSETS		0	163,251,052
LIABILITIES
TOTAL LIABILITIES		0	2,949,836
Transfer price						$ 270,000
Investment loss		$ (175,428,577)	$ 0	$ 0
Shanxi Jinchen and Dongsheng Guarantee
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest (as a percent)			100.00%
Disposal group, held for sale | Jinchen Agriculture and Dongsheng Guarantee
ASSETS
Cash			$ 3,755,831
Restricted cash			15,568,983
Commission receivable			1,211,140
Compensation receivable			100,622
Advance payment			17,217
Interest receivable			15,940,393
Other receivable			198
Available-for-sale financial assets			126,596,083
Property and equipment, net			60,585
TOTAL ASSETS			163,251,052
LIABILITIES
Allowance on guarantee			348,854
Unearned Income-Guarantee commission			77,902
Income tax payable			2,243,618
Other liabilities			75,381
Deferred tax liabilities			204,081
TOTAL LIABILITIES			2,949,836
Net assets de-recognised			$ 160,301,216
Transfer price	$ 0
Investment loss	$ 175,430,000